INVESTMENTS	12 Months Ended
Dec. 31, 2018
Investments Disclosure [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]	INVESTMENTS
Equity Securities
Effective January 1, 2018, we adopted ASU 2016-01, which requires us to measure all equity investments that do not result in consolidation and are not accounted for under the equity method at fair value and recognize any changes in earnings. We use quoted market prices to determine the fair value of equity securities with readily determinable fair values. For equity securities without readily determinable fair values, we have elected the measurement alternative under which we measure these investments at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Management assesses each of these investments on an individual basis. We recognized a cumulative effect adjustment of $409 million, net of tax, to increase the opening balance of reinvested earnings with an offset to AOCI as of January 1, 2018 in connection with the adoption of ASU 2016-01.
Prior to the adoption of ASU 2016-01, marketable equity securities not accounted for under the equity method were classified as either trading or available-for-sale. Both realized and unrealized gains and losses on equity securities classified as trading securities were recognized in net income. For equity securities classified as available-for-sale, realized gains and losses were included in net income. Unrealized gains and losses on equity securities classified as available-for-sale were recognized in AOCI, net of tax. Equity securities without readily determinable fair values were recorded at cost.
Our investments in debt securities are carried at either amortized cost or fair value. Investments in debt securities that the Company has the positive intent and ability to hold to maturity are carried at amortized cost and classified as held-to-maturity. The cost basis is determined by the specific identification method. Investments in debt securities that are not classified as held-to-maturity are carried at fair value and classified as either trading or available-for-sale. Realized and unrealized gains and losses on trading debt securities as well as realized gains and losses on available-for-sale debt securities are included in net income. Unrealized gains and losses, net of tax, on available-for-sale debt securities are included in our consolidated balance sheet as a component of AOCI, except for the change in fair value attributable to the currency risk being hedged, if applicable, which is included in net income. Refer to Note 6 for additional information related to the Company's fair value hedges of available-for-sale debt securities.
Equity securities with readily determinable fair values that are not accounted for under the equity method and debt securities classified as trading are not assessed for impairment, since they are carried at fair value with the change in fair value included in net income. Similarly, prior to the adoption of ASU 2016-01, equity investments classified as trading were not tested for impairment. Equity method investments, equity securities without readily determinable fair values and debt securities classified as available-for-sale or held-to-maturity are, and prior to the adoption of ASU 2016-01, equity securities classified as available-for-sale and cost method investments were, reviewed each reporting period to determine whether a significant event or change in circumstances has occurred that may have an adverse effect on the fair value of each investment. When such events or changes occur, we evaluate the fair value compared to our cost basis in the investment. We also perform this evaluation every reporting period for each investment for which our cost basis has exceeded the fair value. The fair values of most of our Company's investments in publicly traded companies are often readily available based on quoted market prices. For investments in nonpublicly traded companies, management's assessment of fair value is based on valuation methodologies including discounted cash flows, estimates of sales proceeds and appraisals, as appropriate. We consider the assumptions that we believe hypothetical marketplace participants would use in evaluating estimated future cash flows when employing the discounted cash flow or estimates of sales proceeds valuation methodologies. The ability to accurately predict future cash flows, especially in emerging and developing markets, may impact the determination of fair value. In the event the fair value of an investment declines below our cost basis, management is required to determine if the decline in fair value is other than temporary. If management determines the decline is other than temporary, an impairment charge is recorded. Management's assessment as to the nature of a decline in fair value is based on, among other things, the length of time and the extent to which the market value has been less than our cost basis; the financial condition and near-term prospects of the issuer; and our intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value.
As of December 31, 2018, the carrying values of our equity securities were included in the following line items in our consolidated balance sheet (in millions):

	Fair Value with Changes Recognized in Income	Measurement Alternative — No Readily Determinable Fair Value
Marketable securities	$278	$—
Other investments	787	80
Other assets	869	—
Total equity securities	$1,934	$80

The calculation of net unrealized gains and losses recognized during the year related to equity securities still held at December 31, 2018 is as follows (in millions):

Year Ended December 31, 2018
Net gains (losses) recognized during the year related to equity securities	$(250)
Less: Net gains (losses) recognized during the year related to equity securities sold during the year	8
Net unrealized gains (losses) recognized during the year related to equity securities still held at the end of the year	$(258)

As of December 31, 2017, our equity securities consisted of the following (in millions):

		Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
Trading securities	$324	$75	$(4)	$395
Available-for-sale securities	1,276	685	(66)	1,895
Total equity securities	$1,600	$760	$(70)	$2,290

As of December 31, 2017, the fair values of our equity securities were included in the following line items in our consolidated balance sheet (in millions):

	Trading Securities	Available-for-Sale Securities
Marketable securities	$283	$52
Other investments	—	953
Other assets	112	890
Total equity securities	$395	$1,895

The sale and/or maturity of available-for-sale equity securities resulted in the following realized activity (in millions):

Year Ended
December 31, 2017
Gross gains	$61
Gross losses	(19)
Proceeds	275

Debt Securities
Our debt securities consisted of the following (in millions):

		Gross Unrealized		Estimated Fair Value
	Cost	Gains	Losses
December 31, 2018
Trading securities	$45	$—	$(1)	$44
Available-for-sale securities	4,901	119	(27)	4,993
Total debt securities	$4,946	$119	$(28)	$5,037
December 31, 2017
Trading securities	$12	$—	$—	$12
Available-for-sale securities	5,782	157	(27)	5,912
Total debt securities	$5,794	$157	$(27)	$5,924

The fair values of our debt securities were included in the following line items in our consolidated balance sheets (in millions):

	December 31, 2018		December 31, 2017
	Trading Securities	Available-for-Sale Securities	Trading Securities	Available-for-Sale Securities
Cash and cash equivalents	$—	$—	$—	$667
Marketable securities	44	4,691	12	4,970
Other assets	—	302	—	275
Total debt securities	$44	$4,993	$12	$5,912

The contractual maturities of these available-for-sale debt securities as of December 31, 2018 were as follows (in millions):

	Cost	Estimated Fair Value
Within 1 year	$685	$682
After 1 year through 5 years	3,871	3,948
After 5 years through 10 years	106	122
After 10 years	239	241
Total	$4,901	$4,993

The Company expects that actual maturities may differ from the contractual maturities above because borrowers have the right to call or prepay certain obligations.
The sale and/or maturity of available-for-sale debt securities resulted in the following realized activity (in millions):

Year Ended December 31,	2018	2017
Gross gains	$22	$7
Gross losses	(27)	(13)
Proceeds	13,710	13,930

Captive Insurance Companies
In accordance with local insurance regulations, our captive insurance companies are required to meet and maintain minimum solvency capital requirements. The Company elected to invest a majority of its solvency capital in a portfolio of marketable equity and debt securities. These securities are included in the disclosures above. The Company uses one of its consolidated captive insurance companies to reinsure group annuity insurance contracts that cover the pension obligations of certain of our European and Canadian pension plans. This captive's solvency capital funds included equity and debt securities of $1,056 million as of December 31, 2018 and $1,159 million as of December 31, 2017, which are classified in the line item other assets in our consolidated balance sheets because the assets are not available to satisfy our current obligations.